Change in Plan Assets (Detail) - Foreign Postretirement Benefit Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 23,367	$ 25,409
Expected return on plan assets	646	661	$ 1,299
Actual return on plan assets	5,861	277
Employer contributions	108	114
Plan participants' contributions	22	26
Benefits paid	(104)	(1,111)
Foreign currency exchange rate changes	(4,378)	(1,348)
Fair value of plan assets at end of year	24,876	23,367	25,409
SWITZERLAND
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	5,350	7,061
Expected return on plan assets	48	93
Actual return on plan assets	1,233	(1,075)
Scheme contributions	195	194
Plan participants' contributions	150	216
Transferred balances/(benefits paid)	53	(1,146)
Settlement	(909)
Foreign currency exchange rate changes	(114)	7
Fair value of plan assets at end of year	$ 6,006	$ 5,350	$ 7,061